                                                       JOHN E. CONNOLLY, JR.
                                                       ASSISTANT GENERAL COUNSEL

One Cityplace
Hartford, CT 06103-3415

                                  March 5, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  MetLife Insurance Company of Connecticut
          MetLife of CT Separate Account Twelve for Variable Annuities File No. 811-21266

Commissioners:

Annual Reports dated December 31, 2007 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife of CT Separate Account Twelve for Variable Annuities of MetLife Insurance Company of Connecticut pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of The Alger American Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000832566, File No. 811-05550.

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Reports for certain series of Credit Suisse Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000941568, File No. 811-07261.

The Annual Reports for certain series of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0001056707, File No. 811-05125.

MetLife of CT Separate Account Twelve for Variable Annuities
File No. 811-21266
Page 2


The Annual Reports for Dreyfus Socially Responsible Growth Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000890064, File No. 811-07044.

The Annual Reports for certain series of Dreyfus Investment Portfolio are incorporated by reference as filed on Form N-CSR, CIK No. 0001056707, File No. 811-08673.

The Annual Reports for certain series of DWS Investments VIT Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0001006373, File No. 811-07507.

The Annual Reports for certain portfolios of DWS Variable Series I. are incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The Annual Reports for certain portfolios of DWS Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No 811-21128.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No 811-06310.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

MetLife of CT Separate Account Twelve for Variable Annuities
File No. 811-21266
Page 3

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                                        Sincerely,


                                        /s/ John E. Connolly, Jr.
                                        ----------------------------------------
                                        John E. Connolly, Jr.
                                        Assistant General Counsel
                                        Metropolitan Life Insurance Company